Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions with Related Parties
Summary of principal transactions carried out by Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest

	2022		2021		2020
Revenues, other income and interest income:
Royalties (Univision) (a)	Ps.	660,842	Ps.	8,548,036	Ps.	8,155,338
Programming production and transmission rights (b)		1,453,875		738,650		707,247
Telecom services (c)		205,591		57,759		97,754
Administrative services (d)		115,190		7,371		13,561
Advertising (e)		1,854,152		10,417		36,385
Interest income (f)		618,921		49,736		64,809
Lease (i)		408,893		—		—
	Ps.	5,317,464	Ps.	9,411,969	Ps.	9,075,094
Costs and expenses:
Donations	Ps.	26,229	Ps.	26,606	Ps.	26,729
Advertising		297,497		—		—
Administrative services (d)		127,762		19,410		1,529
Technical services (g)		391,896		295,915		459,960
Programming production, transmission rights and telecom (h)		4,499,464		787,487		674,270
	Ps.	5,342,848	Ps.	1,129,418	Ps.	1,162,488

(a)	The Group received royalties from Univision for programming provided pursuant to an amended PLA, pursuant to which Univision had the right to broadcast certain Televisa content in the United States. The amended PLA included a provision for certain yearly minimum guaranteed advertising, with a value of U.S.$10.8 million (Ps.211,829), U.S.$35.1 million (Ps.712,417) and U.S.$42.6 million (Ps.909,159), for the fiscal years 2022, 2021 and 2020, respectively, to be provided by Univision, at no cost, for the promotion of certain of the Group’s businesses. This advertising did not have commercial substance for the Group, as it was related to activities that were considered ancillary to Group’s normal operations in the United States. The Group received these royalties through January 31, 2022, as a result of the TelevisaUnivision Transaction, which was closed on that date (see Notes 3, 9, 10 and 30).
(b)	Services rendered to Univision in 2022, 2021 and 2020. In 2022 includes transmission costs of concession rights owned by the Group.
(c)	Services rendered to a subsidiary of AT&T, Inc. (“AT&T”) in 2022, 2021 and 2020, and Univision in 2021.
(d)	The Group receives revenue from and is charged by affiliates for various services, such as: property and equipment rental, security and other services, at rates which are negotiated. The Group provides management services to affiliates, which reimburse the Group for the incurred payroll and related expenses. In 2022 includes a provision of administrative services to Tritón and certain companies of TelevisaUnivision.
(e)	Advertising services rendered to Univision in 2021, and OCEN and Univision in 2020. In 2022 the Cable and Sky segments received advertising revenue from TelevisaUnivision.
(f)	Includes mainly interest income from GTAC. In 2022 includes interest income from the long-term loan of the Group.
(g)	In 2022, 2021 and 2020, Sky received services from a subsidiary of AT&T, Inc. for play-out, uplink and downlink of signals.
(h)	Paid mainly to Univision and GTAC in 2022 and 2021. The Group paid royalties to Univision for programming provided pursuant to a Mexico License Agreement, under which the Group had the right to broadcast certain Univision content in Mexico for the same term as that of the PLA. The Group paid these royalties through January 31, 2022, as a result of the TelevisaUnivision Transaction, which was closed on that date (see Notes 3, 9, 10 and 30). It also includes payments by telecom services to GTAC in 2022, 2021 and 2020. Includes payments for transmission rights to AT&T in 2022 and 2021. Includes the cost of programming of TelevisaUnivision for the Cable and Sky segments in 2022.
(i)	Includes operating lease agreements with certain companies of TelevisaUnivision and Tritón.

Summary of balances of receivables and payables between the Group and related parties

	2022		2021
Current receivables:
TelevisaUnivision (formerly known as UH II) (2)	Ps.	136,944	Ps.	819,355
Cadena de las Américas, S.A. de C.V. (1)		40,186		—
Televisa, S. de R.L. de C.V. (1)		22,650		—
Televisa Producciones, S.A. de C.V. (1)		15,535		—
Tritón Comunicaciones, S.A. de C.V.		11,140		—
ECO Producciones, S.A. de C.V. (1)		10,792		—
Other		73,977		55,497
	Ps.	311,224	Ps.	874,852

Non-current receivables:
Televisa, S. de R.L. de C.V. (1) (3)	Ps.	6,365,038	Ps.	—

Current payables:
AT&T/ DirectTV	Ps.	40,183	Ps.	54,598
Desarrollo Vista Hermosa, S.A. de C.V. (1)		15,189		—
Other		32,952		27,472
	Ps.	88,324	Ps.	82,070

(1)	An indirect subsidiary of TelevisaUnivision.
(2)	Receivables from TelevisaUnivision were related primarily to the PLA as of December 31, 2021.
(3)	In January 2022, Televisa, S. de R.L. de C.V. entered into a long-term credit agreement with the Company in the principal amount of Ps.5,738,832, with a fixed annual interest rate of 10.2%. Under the terms of this agreement, principal and interest are payable at maturity on April 30, 2026, and prepayments of principal can be made by debtor at any time without any penalty. As of December 31, 2022, amounts receivable from Televisa, S. de R. L. de C.V. in connection with this long-term credit amounted to Ps.6,365,038.